Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Total	$ 22,864	¥ 149,198	¥ 151,803
Less: Accumulated depreciation and amortization	(17,091)	(111,526)	(92,020)
Property, equipment and software, net	5,773	37,672	59,783
Computer and electronic equipment
Property, Plant and Equipment [Line Items]
Total	7,583	49,480	57,061
Leasehold improvement
Property, Plant and Equipment [Line Items]
Total	9,751	63,634	55,954
Vehicles
Property, Plant and Equipment [Line Items]
Total	1,436	9,373	10,731
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Total	379	2,471	3,732
Software
Property, Plant and Equipment [Line Items]
Total	$ 3,715	¥ 24,240	¥ 24,325